Annual Total Returns - Fidelity500IndexFund-PRO - Fidelity500IndexFund-PRO - Fidelity 500 Index Fund - Fidelity 500 Index Fund	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	13.66%
Annual Return 2015	1.38%
Annual Return 2016	11.97%
Annual Return 2017	21.81%
Annual Return 2018	(4.40%)
Annual Return 2019	31.47%
Annual Return 2020	18.40%
Annual Return 2021	28.69%
Annual Return 2022	(18.13%)
Annual Return 2023	26.29%